Property, Plant and Equipment - Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, plant and equipment Gross	$ 5,212	$ 4,523
Less: Accumulated Depreciation	(1,804)	(1,578)
Property, plant and equipment, net	3,408	2,945
Land and building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment Gross	1,494	1,348
Estimated Useful Lives	5-35 Years
Operating equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment Gross	2,960	2,463
Estimated Useful Lives	3-15 Years
Rental equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment Gross	$ 758	$ 712
Estimated Useful Lives	3-12 Years